UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934
LStar Depositor, LLC
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2017 to December 31, 2017
Date of Report (Date of earliest event reported):     February 9, 2018
Commission File Number of securitizer:                     025-03261
Central Index Key Number of securitizer:                  0001699634
Marc L. Lipshy, President, (214) 754-8430

Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒
☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:  _____

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  _____
 Central Index Key Number of underwriter (if applicable):  _____

Name and telephone number, including area code, of the person to contact in connection with this filing.

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:  February 8, 2018

LSTAR DEPOSITOR, LLC (Securitizer)

By:	/s/ Marc L. Lipshy
Name: Marc L. Lipshy
Title: President